UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 19.8%
Consumer Discretionary 1.0%
AutoNation, Inc., 7.0%, 4/15/2014	181,000	169,687
Avis Budget Car Rental LLC, 7.625%, 5/15/2014	181,000	165,389
Caesars Entertainment, Inc., 8.125%, 5/15/2011	535,000	452,744
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	592,195
10.125%, 4/15/2022	675,000	855,220
Dex Media, Inc., 8.0%, 11/15/2013	195,000	149,175
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	223,000	214,080
INVISTA, 144A, 9.25%, 5/1/2012	548,000	567,865
MGM MIRAGE:
6.625%, 7/15/2015	81,000	70,672

6.875%, 4/1/2016	64,000	56,000
TCI Communications, Inc., 8.75%, 8/1/2015	402,000	455,895
Valassis Communications, Inc., 8.25%, 3/1/2015	87,000	77,430
Viacom, Inc.:
5.75%, 4/30/2011	1,598,000	1,615,850
6.75%, 10/5/2037	570,000	566,279

		6,008,481
Consumer Staples 1.3%
Constellation Brands, Inc.:
7.25%, 9/1/2016	364,000	366,730
8.375%, 12/15/2014	195,000	206,700
CVS Caremark Corp.:
6.25%, 6/1/2027	1,027,000	1,017,913
6.302%, 6/1/2037	3,289,000	2,813,821
Dean Foods Co., 7.0%, 6/1/2016	237,000	221,595
Delhaize America, Inc., 9.0%, 4/15/2031	1,090,000	1,348,764
Miller Brewing Co., 144A, 5.5%, 8/15/2013	1,985,000	2,055,295

		8,030,818
Energy 1.9%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	198,000	184,140
Basic Energy Services, Inc., 7.125%, 4/15/2016	451,000	441,980
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	1,155,000	1,162,214
Dynegy Holdings, Inc., 7.5%, 6/1/2015	457,000	454,715
Enbridge Energy Partners LP, 8.05%, 10/1/2037	177,000	167,944
Energy Transfer Partners LP, 7.5%, 7/1/2038	710,000	760,007
Enterprise Products Operating LP, 8.375%, 8/1/2066	1,154,000	1,148,620
National-Oilwell Varco, Inc., Series B, 6.125%, 8/15/2015	462,000	468,930
Peabody Energy Corp., Series B, 6.875%, 3/15/2013	106,000	108,120
Petroleos de Venezuela SA, 5.25%, 4/12/2017	900,000	594,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	190,000	188,100
SESI LLC, 6.875%, 6/1/2014	103,000	100,940
Southern Union Co., 7.2%, 11/1/2066	552,000	450,568
Tesoro Corp., 6.625%, 11/1/2015	643,000	604,420
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	2,107,000	1,872,636
Valero Energy Corp., 6.625%, 6/15/2037	1,055,000	1,027,716
Williams Partners LP, 7.25%, 2/1/2017	355,000	366,537
XTO Energy, Inc., 6.375%, 6/15/2038	1,390,000	1,402,203

		11,503,790
Financials 8.1%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,575,987
American Express Centurion Bank, 5.55%, 10/17/2012	570,000	570,651
American General Finance Corp., Series J, 5.625%, 8/17/2011	5,335,000	5,285,561
Arch Western Finance LLC, 6.75%, 7/1/2013	374,000	380,545
Banque Centrale de Tunisie, 8.25%, 9/19/2027	200,000	244,000
Citigroup, Inc., Series E, 8.4%, 4/29/2049	713,000	721,613
Corp. Andina de Fomento:
5.75%, 1/12/2017 (b)	980,000	946,735
6.875%, 3/15/2012	355,000	371,741
Discover Financial Services, 3.431% *, 6/11/2010	1,715,000	1,710,503
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	790,000	603,354
EDP Finance BV, 144A, 5.375%, 11/2/2012	2,485,000	2,520,071
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	995,000	948,760
144A, 7.0%, 10/15/2037	2,150,000	1,785,487

144A, 8.0%, 1/15/2011		2,896,000	2,998,935
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		355,000	362,323
FBL Financial Group, Inc., 5.875%, 3/15/2017		1,400,000	1,233,504
FPL Group Capital, Inc., 6.65%, 6/15/2067		920,000	834,486
General Electric Capital Corp.:
4.8%, 5/1/2013		1,210,000	1,214,730
5.625%, 5/1/2018		3,505,000	3,540,835
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		1,205,000	1,014,405
JPMorgan Chase & Co., Series 1, 7.9%, 12/31/2049		1,515,000	1,543,330
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033		680,000	488,961
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		1,590,000	1,589,900
PartnerRe Finance II, 6.44%, 12/1/2066		1,838,000	1,465,976
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		1,848,000	1,710,649
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		415,000	385,950
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	10,883,994	447,743
Standard Chartered PLC, 144A, 7.014%, 12/30/2049		1,700,000	1,568,456
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027		3,270,000	2,987,626
6.75%, 10/1/2037		635,000	622,236
The Travelers Companies, Inc., 6.25%, 3/15/2037		425,000	371,982
TNK-BP Finance SA:
144A, 7.5%, 3/13/2013		1,090,000	1,092,725
144A, 7.875%, 3/13/2018		775,000	767,250
Transatlantic Holdings, Inc., 5.75%, 12/14/2015		479,000	489,317
UDR , Inc., Series E, (REIT), 3.9%, 3/15/2010		770,000	741,810
Wells Fargo & Co., 5.25%, 10/23/2012		630,000	643,047
Woori Bank, 144A, 6.208%, 5/2/2037		635,000	516,381
Xstrata Finance Canada Ltd., 144A, 6.9%, 11/15/2037		1,675,000	1,578,630
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037		2,000,000	1,761,844

			49,638,039
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		202,000	182,810
Boston Scientific Corp., 5.45%, 6/15/2014		237,000	222,780
Schering-Plough Corp., 6.55%, 9/15/2037		845,000	841,525

			1,247,115
Industrials 0.3%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011		86,000	85,140
6.5%, 11/15/2010		168,000	169,470
Iron Mountain, Inc., 8.625%, 4/1/2013		205,000	208,587
Kansas City Southern de Mexico SA de CV:
7.625%, 12/1/2013		259,000	247,669
9.375%, 5/1/2012		1,060,000	1,105,050
TransDigm, Inc., 7.75%, 7/15/2014		70,000	71,575

			1,887,491
Information Technology 0.7%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017		1,548,000	1,266,334
Oracle Corp., 6.5%, 4/15/2038		615,000	635,656
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012		2,185,000	2,227,950

			4,129,940
Materials 1.0%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015		2,682,000	2,641,668
Domtar Corp., 5.375%, 12/1/2013		270,000	245,700

Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	834,000	921,570
Georgia-Pacific LLC, 8.125%, 5/15/2011	669,000	693,251
Huntsman International LLC, 7.375%, 1/1/2015	302,000	312,570
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	145,000	140,650
Pliant Corp., 11.85%, 6/15/2009 (PIK)	5	5
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	265,000	249,854
Steel Dynamics, Inc.:
144A, 7.375%, 11/1/2012	250,000	254,375
144A, 7.75%, 4/15/2016	513,000	524,543
The Mosaic Co., 144A, 7.625%, 12/1/2014	489,000	525,675

		6,509,861
Telecommunication Services 0.7%
British Telecommunications PLC, 5.15%, 1/15/2013	225,000	226,006
Cincinnati Bell, Inc., 7.25%, 7/15/2013	97,000	97,485
Citizens Communications Co., 9.0%, 8/15/2031	506,000	466,785
Qwest Corp., 7.625%, 6/15/2015	1,480,000	1,483,700
Telecom Italia Capital, 6.2%, 7/18/2011	320,000	322,359
Verizon Communications, Inc.:
5.25%, 4/15/2013	1,100,000	1,123,466
6.9%, 4/15/2038	395,000	427,798
Windstream Corp., 8.125%, 8/1/2013	97,000	100,395

		4,247,994
Utilities 4.6%
AES Corp.:
8.0%, 10/15/2017	235,000	244,988
144A, 8.75%, 5/15/2013	156,000	162,825
9.5%, 6/1/2009	293,000	303,621
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	1,187,000	1,264,155
Appalachian Power Co., 7.0%, 4/1/2038	1,175,000	1,177,679
Arizona Public Service Co., 6.875%, 8/1/2036	1,320,000	1,183,890
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	440,000	400,833
CMS Energy Corp., 8.5%, 4/15/2011	135,000	144,579
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012	1,665,000	1,726,036
6.95%, 7/15/2018	1,030,000	1,044,162
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	1,075,000	982,910
7.5%, 6/30/2066	3,055,000	2,833,323
Edison Mission Energy:
7.0%, 5/15/2017	177,000	178,770
7.5%, 6/15/2013	898,000	933,920

Energy East Corp.:
6.75%, 6/15/2012	2,505,000	2,628,942
6.75%, 9/15/2033	300,000	286,647
6.75%, 7/15/2036	1,155,000	1,115,258
Energy Future Holdings Corp., 7.48%, 1/1/2017	1,220,946	1,082,918
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,810,000	1,524,777
Intergen NV, 144A, 9.0%, 6/30/2017	445,000	465,025
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016	300,000	296,711
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	117,896	125,707
Mirant North America LLC, 7.375%, 12/31/2013	133,000	137,988
NRG Energy, Inc., 7.375%, 1/15/2017	565,000	581,950
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	2,615,000	2,228,657
PSE&G Energy Holdings LLC, 8.5%, 6/15/2011	296,000	312,145

Regency Energy Partners LP, 8.375%, 12/15/2013	497,000	518,122
Reliant Energy, Inc., 6.75%, 12/15/2014	513,000	529,672
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037	1,190,000	1,170,351
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	3,050,000	2,691,488

		28,278,049

Total Corporate Bonds (Cost $127,850,484)		121,481,578
Asset Backed 1.9%
Home Equity Loans
Bayview Financial Acquistion Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	2,994,555	2,890,683
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	2,909,253	2,860,582
"A6", Series 2006-S6, 5.657%, 3/25/2034	3,120,000	2,565,037
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	155,869	155,449
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	1,035,030	1,030,361
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	1,919,804	1,880,010

Total Asset Backed (Cost $12,113,209)		11,382,122
Commercial and Non-Agency Mortgage-Backed Securities 33.9%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.758% *, 5/25/2036	3,190,000	2,667,274
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2007-2, 5.634%, 4/10/2049	2,270,000	2,262,553
"A2", Series 2007-3, 5.659% *, 6/10/2049	1,830,000	1,833,842
"H", Series 2007-3, 144A, 5.659% *, 6/10/2049	1,875,000	883,644
"AM", Series 2007-4, 5.812% *, 2/10/2051	3,105,000	2,884,054
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	5,027,431	4,791,385
"2A1", Series 2006-4, 5.795% *, 10/25/2036	2,354,036	2,095,643
"22A1", Series 2007-4, 6.004% *, 6/25/2047	4,661,681	4,244,653
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.66% *, 6/11/2040	5,150,000	5,159,595
"AAB", Series 2007-PW16, 5.712% *, 6/11/2040	3,725,000	3,716,505
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.282% *, 12/25/2035	4,797,982	4,587,256
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,098,139	1,990,247
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	4,118,471	3,878,337
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	1,335,977	1,284,184
"1A2", Series 2006-AR2, 5.525% *, 3/25/2036	2,382,795	2,260,321
"2A1A", Series 2007-AR8, 5.914% *, 7/25/2037	4,074,644	3,882,264
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,704,643	2,636,183
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2005-CD1, 5.225% *, 7/15/2044	2,225,000	2,213,538
Countrywide Alternative Loan Trust:
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,483,977	1,432,296
"1A15", Series 2005-J10, 5.5%, 10/25/2035	2,891,033	2,732,124
"1A1", Series 2004-J1, 6.0%, 2/25/2034	242,477	221,233
"7A1", Series 2004-J2, 6.0%, 12/25/2033	729,492	636,026
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	4,637,998	4,553,934
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	681,930	624,969
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.851% *, 5/25/2037	3,064,167	2,915,364
GE Capital Commercial Mortgage Corp.:
"A2", Series 2007-C1, 5.417%, 12/10/2049	1,635,000	1,620,946
"AJ", Series 2007-C1, 5.677%, 12/10/2049	4,060,000	3,318,574

GMAC Mortgage Corp. Loan Trust:
"4A1", Series 2005-AR6, 5.462% *, 11/19/2035	2,773,751	2,527,490
"A1", Series 2006-J1, 5.75%, 4/25/2036	5,452,947	5,378,499
Greenwich Capital Commercial Funding Corp.:
"AM", Series 2007-GG9, 5.475%, 3/10/2039	1,300,000	1,178,581
"AJ", Series 2007-GG9, 5.505%, 3/10/2039	302,000	244,752
"A4", Series 2007-GG11, 5.736%, 12/10/2049	1,925,000	1,901,340
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	3,440,000	3,443,574
"A2", Series 2007-GG10, 5.778%, 8/10/2045	5,080,000	5,093,418
"A4", Series 2007-GG10, 5.799% *, 8/10/2045	1,625,000	1,622,470
"AM", Series 2007-GG10, 5.799% *, 8/10/2045	1,625,000	1,511,664
"C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,268,119
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.18% *, 1/25/2036	5,145,000	4,642,632
"2A1", Series 2007-AR1, 5.998% *, 3/25/2037	5,971,634	5,719,792
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2007-AR3, 5.961% *, 7/25/2037	4,912,101	4,588,041
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.771% *, 1/25/2037	1,347,588	1,254,359
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2006-LDP6, 5.475%, 4/15/2043	1,465,000	1,445,478
"ASB", Series 2007-CB19, 5.73% *, 2/12/2049	3,090,000	3,088,186
"A4", Series 2007-LD11, 5.819% *, 6/15/2049	3,410,000	3,406,020
"F", Series 2007-LD11, 5.819% *, 6/15/2049	1,660,000	1,061,605
"H", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	2,910,000	1,393,794
"J", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	1,000,000	440,890
"K", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	2,380,000	896,953
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	3,700,000	3,701,951
"A4", Series 2007-LD12, 5.882%, 2/15/2051	1,600,000	1,596,038
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.777% *, 7/25/2035	4,900,627	4,705,075
"2A4", Series 2006-A2, 5.753% *, 4/25/2036	4,085,000	3,359,944
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	5,592,648	5,173,200
"5A1", Series 2005-2, 6.5%, 12/25/2034	706,016	589,303
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,521,125	2,511,671
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	438,540
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% *, 6/12/2050	1,810,000	1,814,319
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	2,994,604
Morgan Stanley Capital I:
"AM", Series 2007-HQ12, 5.633% *, 4/12/2049	1,625,000	1,489,568
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	3,465,000	3,428,705
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	3,133,081	2,950,971
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.783% *, 2/20/2047	4,272,836	4,026,304
Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25% *, 12/25/2035	3,410,000	2,442,143
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	801,404	690,460
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C31, 5.421%, 4/15/2047	3,390,000	3,353,799
"ABP", Series 2007-C32, 5.741% *, 6/15/2049	2,245,000	2,241,802
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157% *, 10/20/2035	4,952,922	4,781,169
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2006-AR18, 5.347% *, 1/25/2037	3,658,355	3,468,330
"4A1", Series 2007-HY3, 5.348% *, 3/25/2037	2,884,753	2,745,518
"1A1", Series 2007-HY4, 5.552% *, 4/25/2037	4,546,147	4,320,422
"1A1", Series 2006-AR16, 5.605% *, 12/25/2036	3,082,169	2,938,837
Wells Fargo Mortgage Backed Securities Trust:

"B1", Series 2005-AR12, 4.339% *, 7/25/2035		3,474,236	2,446,438
"2A5", Series 2006-AR2, 5.109% *, 3/25/2036		9,032,908	8,772,758
"A1", Series 2006-3, 5.5%, 3/25/2036		2,711,248	2,658,520
"2A5", Series 2006-AR1, 5.551% *, 3/25/2036		3,340,000	2,729,866

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $221,713,292)			207,804,856
Collateralized Mortgage Obligations 6.1%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		2,145,540	2,134,766
Federal Home Loan Mortgage Corp.:
"OG", Series 2889, 5.0%, 5/15/2033		7,102,000	6,827,150
"PE", Series 2898, 5.0%, 5/15/2033		3,440,000	3,302,879
"PG", Series 2734, 5.0%, 7/15/2032		6,738,000	6,578,819
"QE", Series 2991, 5.0%, 8/15/2034		5,609,000	5,354,708
"UE", Series 2764, 5.0%, 10/15/2032		6,133,000	5,942,607
"UE", Series 2911, 5.0%, 6/15/2033		3,585,000	3,436,607
Federal National Mortgage Association:
"PG", Series 2002-3, 5.5%, 2/25/2017		3,696,477	3,735,049
"ZQ", Series G92-9, 7.0%, 12/25/2021		347,355	350,432

Total Collateralized Mortgage Obligations (Cost $38,008,358)			37,663,017
Mortgage-Backed Securities Pass-Throughs 12.0%
Federal Home Loan Mortgage Corp., 7.0%, 1/1/2038		1,422,527	1,498,802
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 8/1/2033		11,945,347	11,661,710
5.0%, with various maturities from 8/1/2020 until 8/1/2034		15,039,951	14,914,551
5.5%, with various maturities from 12/1/2024 until 7/1/2037		27,681,116	27,875,915
6.0%, 9/1/2036		3,163,767	3,237,176
6.5%, with various maturities from 9/1/2016 until 4/1/2037		11,509,238	11,930,738
7.0%, 4/1/2038		1,933,095	2,035,639
8.0%, 9/1/2015		452,498	483,254

Total Mortgage-Backed Securities Pass-Throughs (Cost $72,459,694)			73,637,785
Government & Agency Obligations 17.9%
Sovereign Bonds 2.6%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	406,149
Dominican Republic, Series REG S, 8.625%, 4/20/2027		110,000	117,150
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,650,000	845,420
Government of Ukraine, Series REG S, 6.75%, 11/14/2017		990,000	975,932
Indonesia Recapitalization Bond, Series FR16, 13.45%, 8/15/2011	IDR	850,000,000	96,170
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	1,900,000	181,599
Series MI-10, 9.0%, 12/20/2012	MXN	2,840,000	282,003
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	2,590,000	1,310,815
Republic of Argentina:
GDP Linked Note, 12/15/2035		2,360,000	262,007
Series X, 7.0%, 4/17/2017		1,070,000	697,937
Republic of Colombia, 7.375%, 9/18/2037		1,000,000	1,115,000
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		500,000	530,625
Series REG S, 10.0%, 8/15/2030		120,000	120,900
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	100,000	18,808
9.1%, 7/12/2010	EGP	1,350,000	260,170
9.1%, 9/20/2012	EGP	850,000	162,133
9.35%, 8/16/2010	EGP	300,000	57,654
Republic of El Salvador:

Series REG S, 7.65%, 6/15/2035		270,000	290,250
Series REG S, 8.25%, 4/10/2032		150,000	171,750
Republic of Gabon, Series REG S, 8.2%, 12/12/2017		500,000	523,750
Republic of Georgia, 7.5%, 4/15/2013		500,000	506,850
Republic of Ghana, Series REG S, 8.5%, 10/4/2017		460,000	479,090
Republic of Indonesia:
Series REG S, 8.5%, 10/12/2035		220,000	240,614
Series FR23, 11.0%, 12/15/2012	IDR	3,800,000,000	392,880
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017		400,000	340,000
Republic of Panama:
6.7%, 1/26/2036		630,000	653,625
7.125%, 1/29/2026		330,000	364,650
7.25%, 3/15/2015		300,000	331,500
8.875%, 9/30/2027		100,000	130,000
Republic of Peru, 8.2%, 8/12/2026	PEN	1,960,000	788,024
Republic of Philippines:
7.75%, 1/14/2031		100,000	112,750
8.25%, 1/15/2014		355,000	406,014
9.0%, 2/15/2013		600,000	698,280
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		190,000	174,325
Republic of Turkey, Series CPI, 10.0%, 2/15/2012	TRY	570,000	497,314
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		160,000	173,600
8.0%, 11/18/2022		260,000	288,600
Russian Federation, Series REG S, 7.5%, 3/31/2030		50,000	57,495
State of Qatar, Series REG S, 9.75%, 6/15/2030		410,000	632,425

			15,694,258
US Treasury Obligations 15.3%
US Treasury Bonds:
4.375%, 2/15/2038		8,479,000	8,314,058
4.75%, 2/15/2037 (b)		800,000	833,562
6.0%, 2/15/2026 (b)		7,856,000	9,280,513
6.875%, 8/15/2025		1,005,000	1,293,545
8.125%, 8/15/2019		2,572,000	3,496,312
US Treasury Inflation-Indexed Notes, 2.0%, 1/15/2014		17,641,778	18,590,024
US Treasury Notes:
3.125%, 4/30/2013		31,426,000	31,548,750
3.5%, 2/15/2018		210,000	205,537
4.25%, 11/15/2014		840,000	888,759
4.5%, 4/30/2012		580,000	615,752
4.875%, 4/30/2011		17,425,000	18,632,500
4.875%, 5/31/2011 (c)		400,000	428,188

			94,127,500

Total Government & Agency Obligations (Cost $108,110,711)			109,821,758
Sovereign Loans 0.0%
CFSB (Exim Ukraine), 7.65%, 9/7/2011		120,000	120,000
Gazprombank, 7.25%, 2/22/2010	RUB	2,400,000	100,254

Total Sovereign Loans (Cost $215,524)			220,254
Municipal Bonds and Notes 3.2%
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032		2,010,000	2,061,114
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (d)		3,325,000	3,079,881
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		3,555,000	3,659,766

La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (d)	390,000	406,836
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series A, 5.0%, 6/15/2038	2,680,000	2,736,977
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (d)	3,620,000	3,745,035
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	3,600,000	3,761,568

Total Municipal Bonds and Notes (Cost $19,067,743)		19,451,177
Preferred Securities 2.5%
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	780,000	760,573
Catlin Insurance Co., Ltd., 144A, 7.249%, 1/19/2017 **	654,000	545,561
ComEd Financing III, 6.35%, 3/15/2033	753,000	587,691
Goldman Sachs Capital II, 5.793%, 6/1/2012 **	2,080,000	1,569,000
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 **	2,050,000	1,852,819
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 **	1,425,000	1,245,008
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 **	2,100,000	1,976,657
Santander Perpetual SA, 144A, 6.671%, 10/24/2017 **	1,300,000	1,235,286
Stoneheath Re, 6.868%, 10/15/2011 **	2,905,000	2,101,767
Wachovia Capital Trust III, 5.8%, 3/15/2011 **	3,999,000	3,179,205
XL Capital Ltd., Series E, 6.5%, 4/15/2017 **	331,000	231,700

Total Preferred Securities (Cost $18,154,462)		15,285,267
	Shares	Value ($)

Preferred Stocks 0.2%
Arch Capital Group Ltd., Series A, 8.0%	13,089	324,771
Delphi Financial Group, Inc., 7.376%	56,600	1,071,862
Ford Motor Credit Co., LLC, 7.375%	3,500	62,265

Total Preferred Stocks (Cost $1,822,567)		1,458,898
Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 2.88% (e) (f) (Cost $17,905,000)	17,905,000	17,905,000
Cash Equivalents 1.2%
Cash Management QP Trust, 2.54% (e) (Cost $7,088,851)	7,088,851	7,088,851
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $644,509,895) †	101.6	623,200,563
Other Assets and Liabilities, Net (b)	(1.6)	(9,966,116)

Net Assets	100.0	613,234,447

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2008.

**	Date shown is call date; not a maturity date for the perpetual preferred securities.
†

The cost for federal income tax purposes was $645,387,818. At April 30, 2008, net unrealized depreciation for all securities based on tax cost was $22,187,255. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,585,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,772,470.

(a)	Principal amount stated in US dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan amounting to $9,869,562. In addition, included in other assets and liabilities, net is a pending sale, amounting to $7,700,774, that is also on loan. The value of all securities loaned at April 30, 2008 amounted to $17,570,336 which is 2.9% of net assets.

(c)			At April 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)			Bond is insured by one of these companies:
			As a % of Total
Insurance Coverage			Investment Portfolio
Ambac Financial Group			0.6
Financial Security Assurance, Inc.			0.6
MBIA Corp.			0.6
(e)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)			Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At April 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

5 Year US Treasury Note	6/30/2008	261	29,339,093	29,227,922	(111,171)
At April 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	6/19/2008	147	17,264,721	17,024,438	240,283

As of April 30, 2008, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	623,152	EUR	400,375	5/15/2008	1,616
CLP	354,235,000	USD	782,840	7/15/2008	20,121
USD	807,379	AUD	879,000	7/16/2008	13,418
AUD	854,000	NZD	1,012,221	7/16/2008	379
CHF	857,000	USD	856,288	7/16/2008	28,542
USD	1,060,227	CNY	7,552,000	7/16/2008	34,720
USD	723,431	CNY	5,153,000	7/16/2008	23,691
EUR	2,090,000	USD	3,292,858	7/16/2008	41,067
EUR	515,997	JPY	81,590,000	7/16/2008	6,073
EUR	210,000	USD	330,971	7/16/2008	4,236
EUR	10,560	JPY	1,709,713	7/16/2008	94
HUF	132,119,000	USD	818,886	7/16/2008	10,861
USD	762,589	MXN	8,117,000	7/16/2008	3,581
NZD	3,147,000	USD	2,465,841	7/16/2008	38,044
RUB	11,961,000	USD	507,683	7/16/2008	3,497

USD	425,821	TRY	564,000	7/16/2008	3,777
USD	728,606	RUB	17,339,000	8/8/2008	1,365
Total unrealized appreciation					235,082

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	400,375	USD	588,071	5/15/2008	(36,696)
BRL	536,000	USD	311,592	7/16/2008	(4,473)
EUR	470,000	USD	728,346	7/16/2008	(2,918)
GBP	407,000	USD	803,843	7/16/2008	(965)
GBP	369,000	USD	721,585	7/16/2008	(8,081)
USD	1,951,569	JPY	195,998,000	7/16/2008	(58,214)
EUR	515,997	JPY	81,590,000	7/16/2008	(20,738)
EUR	8,841	JPY	1,431,514	7/16/2008	(7)
USD	1,777,437	NOK	9,005,000	7/16/2008	(21,188)
AUD	854,000	NZD	1,012,221	7/16/2008	(16,940)
USD	505,695	PHP	21,224,000	7/16/2008	(5,996)
USD	887,943	RUB	20,975,000	7/16/2008	(3,795)
USD	1,767,451	SEK	10,573,000	7/16/2008	(8,847)
TRY	564,000	USD	414,371	7/16/2008	(15,227)
USD	850,575	TWD	25,126,000	7/16/2008	(20,983)
USD	292,984	UAH	1,520,000	1/23/2009	(5,069)
Total unrealized depreciation					(230,137)

Currency Abbreviations
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	MXN	Mexican Peso	TRY	Turkish Lira
CNY	Yuan Renminbi	MYR	Malaysian Ringgit	TWD	Taiwan Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UAH	Ukraine Hryvna
EUR	Euro	NZD	New Zealand Dollar	USD	United States Dollar
GBP	British Pound	PEN	Peruvian Nuevo Sol

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 26,452,749	$ 129,112
Level 2 - Other Significant	596,647,560	4,945
Observable Inputs
Level 3 - Significant	100,254	-
Unobservable Inputs
Total	$ 623,200,563	$ 134,057

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2008:

Investments in Securities at Market Value
Balance as of February 1, 2008	$ 97,987
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	2,267
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of April 30, 2008	$ 100,254

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008